APF SECURITIZATION O4B-24B LLC ABS-15G

Exhibit 99.4 - Schedule 1

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
10133	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/17/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML with established escrows and appraisal requirements met.	HPML allowed per guidelines.	03/22/2023	03/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10133	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/20/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX. A lender exception was approved for the loan amount being below the minimum.	X.XX.XX - Lender exception provided for minimum loan amount due to compensating factors of reserves, years at present address, FICO score, and years on the job. Pending client review.; Client acknowledged exception	04/19/2023	04/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10133	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Lender exception approved by XXX on X/XX/XXXX. Client provided guideline exception allowing for base loan amount of $XXX with $XXX minimum loan amount for XXX. The appraisal came in low, $XXX, with the base loan amount being $XXX. Compensating factors are: XX% DTI, XXX FICO, experienced investor with X investment properties, and has great income that he can prove to support.	Client acknowledged exception; Lender exception provided; pending client review and approval	05/01/2023	05/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Please provide proof of taxes, homeowners insurance, and HOA (if applicable) for investment property located at XXX.	X.X.XX - Mortgage statement which shows taxes/insurance were escrowed provided.	05/08/2023	Borrower liabilities verified indicator is Present; exception resolved.	05/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/18/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Current employer stated is "XXX", however, paystubs, WX, VOE, and WVOE all reflect employer as "XXX". There is no explanation from the employer. Please provide updated XXX reflecting employer name to match all income documentation.	X.X.XX - Per lender rebuttal, XXX is XXX per internet search.	05/09/2023	Final Loan Application is Present; exception resolved.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Cleared	2524	Credit	Signed 4506t is missing	Guidelines require a signed copy of IRS Form XXXX-C in every standard documentation credit file. Executed XXXX-C is missing from file for BX.	X.XX.XX - XXX provided	05/31/2023	Signed XXXXt provided; exception resolved.	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/17/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Guidelines require a current mortgage/rental history for all AHL programs. Please provide the following housing history as required:
Primary Residence:
i) XXX (Primary Residence) and XXX (previous Primary Residence) - complete XX-mos verification of rent is required.
Subject Property:
ii) XXX (Investment Property) XXX payments are required.	X.XX.XX - VOR for XXX and XXX provided; provided current mortgage statement for XXX.	05/10/2023	Housing delinquency meets guidelines; exception resolved.	05/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a VVOE from current employer may not be dated more than XX-calendar days prior to note date, however, the VOE in the file was pulled X/XX/XX, which was greater than XX days prior to the X/XX/XX funding date. Please provide a VVOE within XX-days of the Note date.	X.X.XX - WVOE provided was the same as the initial WVOE provided which is outside the timing requirements; exception remains.; ; X.XX.XX - Post close WVOE provided.	05/08/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared; exception resolved.	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Cleared	1434	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/X/XXXX is after the Disbursement date of X/XX/XXXX. Please provide hazard policy with an effect date on or prior to the note date of X/XX/XX.	X.X.XX - Prior policy which shows end date of X/XX/XXXX was provided.	05/08/2023	The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared; exception resolved.	05/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/12/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The file only contains proof of commission income on borrower's current job for XX.X-months. Guidelines require variable earnings to be averaged over two-years and variable income earned less than two-years may be considered with a minimum two-year history of receiving variable income in the same line of work. Please provide final paystub or WVOE from borrower's previous employer, XXX. Additional conditions may apply.	X.XX.XX - WVOE from the borrowers prior employer provided	06/28/2023	The borrower income verification does match approval; exception resolved.	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10080	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	04/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10003	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10003	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10181	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/17/2023	Cleared	23018715-1	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10246	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement me. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/2/2023	11/2/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10246	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/1/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10246	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/1/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10239	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/6/2023	11/6/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10239	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/3/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10239	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/3/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10245	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/6/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10245	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/6/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10245	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/6/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10243	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/7/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10243	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/7/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10243	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/7/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10247	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/10/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/13/2023	11/13/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10247	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/10/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	11/10/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10247	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/10/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10248	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10248	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10248	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10241	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/15/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10241	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10241	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	11/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10240	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/28/2023	11/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10240	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10240	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10244	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10244	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10244	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10242	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/29/2023	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10242	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10242	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10238	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10238	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10238	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10323	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10323	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10323	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10330	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10330	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10330	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	01/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10343	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10343	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10343	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10342	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/04/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10342	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10342	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10342	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/04/2024	Cleared	finding-2261	Compliance	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
(XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10334	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10334	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10334	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10445	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10445	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10445	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established, appraisal requirement met. Allowed per lender guidelines, therefore downgraded to A	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	03/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10443	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10443	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/01/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10443	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/04/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10442	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10442	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10442	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10441	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10441	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10441	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/04/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met. HPML allowed per lender guidelines, therefore, downgraded to A	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	03/05/2024	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10444	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Downgraded to A	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	03/04/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10444	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	finding-2261	Compliance	XXX Spread Home Loan Test	This loan failed the XXX spread home loan test.
(XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML requirements met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	03/04/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10444	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10444	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10446	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			.	03/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10446	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			.	03/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10446	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			.	03/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10440	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			.	03/06/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10440	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			.	03/06/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10440	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			.	03/06/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10512	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Hazard Insurance Policy missing on file.			Received HOI Policy and Replacement Cost Estimator with sufficient coverage. Hazard Insurance Policy is fully present. Exception Resolved.	03/15/2024	Borrower has stable job time - Compensating Factor Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10512	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Compensating Factor Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10512	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/14/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Compensating Factor Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10311	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met			HPML compliant	1/31/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10311	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Reserves are short $XXX.	X.X.XX - Printout statement for bank account #XXXX but these were already included in assets. Please provide breakdown of available assets; exception remains; Lender exception approval provided. Exception approved for reserves. X.XX months of reserves when X months is required; compensating factors include DTI lower - under XX%, job stability X.XX years on job, and residual income of at least $XXk a month.	3/5/2024	Lender exception approval provided. Exception approved for reserves. X.XX months of reserves when X months is required; compensating factors include DTI lower - under XX%, job stability X.XX years on job, and residual income of at least $XXk a month.	3/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10311	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10410	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements X. Payment history for XXX reflects charges for a modification on the account completed per history on X.XX.XX. Missing Modification Documents, account appears to be in the name of the borrower XXX, however Title appears to be currently vested only in the Co-Borrower's name.
														X. Per Guidelines: XXX or loan modifications are treated as a short sale / deed-in-lieu for grading and pricing purposes. For the Credit Grades of B, and C, where the housing event can be settled, the delinquency proceeding the housing event can be ignored. Servicing retention related interest rate modifications are excluded from the seasoning requirement. A letter or explanation from the borrower addressing the situation that made forbearance or modification necessary must be provided. Missing Letter of explanation. The current housing payment history along with the new housing payment must be considered when determining if the situation is adequately resolved. Payment history is unclear in the Payment history provided and the property is not in the borrower's name.	Document Uploaded. XXX, attached is the property profile that shows our borrower vested on title since XX/XX/XXXX with the current lenders info matching our payoff and verification of mortgage. Per the mortgage rating we are XXX on the mortgage since the mortgage was originated. ; Document Uploaded. XXX, attached is the property profile that shows our borrower vested on title since XX/XX/XXXX with the current lenders info matching our payoff and verification of mortgage. Per the mortgage rating we are XXX on the mortgage since the mortgage was originated.	04/08/2024	Additional information provided; exception resolved.	04/08/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10410	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1254	Credit	Property Title Issue	Property Title Issue Current mortgage to be paid off is not on title, and the transaction appears to be a hidden purchase. The XXX account is listed on the property report as Non Purchase money in the amount of $XXX on XX/XX/XXXX, and the account is in the name of XXX, however the Title is only in the name of XXX. Per title current vesting "The estate interest the land described referred this commitment and covered herein is fee simple and title thereto is at the effective date hereof vested in: XXX by Deed recorded XX/XX/XXXX .n Volume XXXX at Page XXX of the XXX"	Document Uploaded. XXX, - please See PROPERTY PROFILE – Since the loan is already closed we are unable to request an updated prelim or a more accurate chain of title. The change of title should suffice on the property profile should suffice. ; Document Uploaded. XXX, - please See PROPERTY PROFILE – Since the loan is already closed we are unable to request an updated prelim or a more accurate chain of title. The change of title should suffice on the property profile should suffice.	04/08/2024	Property Title Issue Resolved; Property Title Issue Resolved; Property profile provided; exception resolved.	04/08/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10410	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements X. Credit report reflects a collection in the amount of $XXX that was left open and unpaid at closing. Per Guidelines Collections and Charge-offs can be left open when mortgages are paid as agreed and LTV is XX% or less, however the LTV for this loan is XX%,	Document Uploaded. Hi - Per our guidelines – Accounts cumulative balance greater than $XXX must be paid in full prior to or at closing unless they exceed state of statute of limitations. The DSCR Loan only section only applies is the above is excluded which is not per the first bullet in section XXX. ; Document Uploaded. Hi - Per our guidelines – Accounts cumulative balance greater than $XXX must be paid in full prior to or at closing unless they exceed state of statute of limitations. The DSCR Loan only section only applies is the above is excluded which is not per the first bullet in section XXX.	04/08/2024	Additional information provided; exception resolved.	04/08/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10410	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The Declaration page reflects two lien holder's. XXX and XXX.	Document Uploaded. Hi, please see attached.; Document Uploaded. Hi, please see attached.	04/08/2024	Hazard Insurance Policy is fully present; Updated HOI policy provided; exception resolved.	04/08/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10410	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1258	Credit	Collateral Underwriter Missing	Collateral Underwriter Missing	Document Uploaded. Hi, please see updated XXX.; Document Uploaded. Hi, please see updated XXX.	04/08/2024	Updated XXXX provided; exception resolved.; Updated XXXX provided; exception resolved.	04/08/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10304	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of X.XX months or $XXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; Underwriter has $XXX.XX Verified assets Highest Account balance since application date is $XXX.	X.XX.XX - Updated account balance history provided. Reserves needed are X months but only X.XX available with updated account balance; exception remains. ; X.X.XX - Lender exception provided. Exception Approved for reserves, guides state required X months reserves, closed loan with X.XX months reserves. Compensating factors include FICO of XXX, low DTI, residual income of at least $XXk.	2/8/2024	Lender exception provided. Exception Approved for reserves, guides state required X months reserves, closed loan with X.XX months reserves. Compensating factors include FICO of XXX, low DTI, residual income of at least $XXk	2/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10304	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10304	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10396	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/26/2024	Cleared	FCOM3592	Credit	Missing Taxpayer First Act Disclosure	Missing Taxpayer First Act Disclosure.	This is a bank stmt loan. This disclosure is not required.	02/28/2024	; Not required per guidelines.	02/29/2024	Borrower has stable job time - Batch update	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10396	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/28/2024	Cured	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Batch update	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10387	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met.	HPML compliant	2/8/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10387	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10387	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10387	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	1681	Compliance	XXX - XXX Notice for Non Home Equity was not provided	XXX - XXX Notice for Non Home Equity was not provided. Document not located in file	XXX Notice for Non Home Equity was provided	2/7/2024	XXX Notice for Non Home Equity was provided	2/7/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10397	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Not Provided.; Client sent copy of appraisal delivery certificate dated XX/XX/XXXX. Exception cleared; Documentation required: Missing evidence the appraisal was delivered to the borrower.	Evidence of Appraisal Delivery to the Borrower Provided	2/16/2024	Evidence of Appraisal Delivery to the Borrower Provided.; Evidence of Appraisal Delivery to the Borrower Provided.	2/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	C	A	D	A	C	A	C	C	D	A	C	D	C	A	C	C	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10397	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	Cleared	944	Property	Reasonable Comps Indicator is No	Reasonable comps indicator is No. Comparable Sale photos # X, X, X, and X appear to be of the same properties. Please provide comparable photos of the correct properties.	X.XX.XX - Updated appraisal provided.	2/15/2024	Reasonable comps indicator is Yes; exception resolved	2/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	C	A	D	A	C	A	C	C	D	A	C	D	C	A	C	C	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10397	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	1228	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.; The eSigned documents consent is Missing.	X.XX.XX - Documentation provided does not prove the borrower consented to electronic delivery prior to XX/XX/XXXX; exception remains.; ; X.XX.XX - eSigned Document Consent signed XX/XX/XXXX provided.	2/16/2024	The eSigned documents consent is Present.; The eSigned documents consent is Present; exception resolved.	2/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	C	A	D	A	C	A	C	C	D	A	C	D	C	A	C	C	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10397	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; Client sent copy of appraisal delivery certificate dated XX/XX/XXXX. Loan is escrowed. HPML is compliant and allow per lender guidelines. Downgraded to A. ; HPML Loan has established escrows however, Copy of Appraisal to Borrower is missing. Unable to Downgrade.	HPML compliant	2/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	C	A	D	A	C	A	C	C	D	A	C	D	C	A	C	C	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10397	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	C	A	D	A	C	A	C	C	D	A	C	D	C	A	C	C	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10309	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/26/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required
Refund in the amount of $XXX.XX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Zero tolerance violation is due to the increase in the Broker Mtg Fee by $XXX.XX on t he XX/XX/XXXX revised CD, and the Appraisal Re-Inspection Fee of $XXX.XX being added on the Initial XX/XX/XXXX CD, and no COC was found in the file explaining the reason for either fee.
Please provide a Valid COC or Cure Package.	X.X.XX - PCCD provided did not clear the exception. The file is missing the COC for the increase in discount points and appraisal re-inspection fee;
;
XX/XX/XXXX- COC's provided by client and applied to loan. However still missing COC and reason as to why the Broker Fee increased on the revised CD dated XX/XX/XXXX. Zero tolerance exception is update now to the following: ;
TILA XXXb Cure Required;
Refund in the amount of $XXX;
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.;
;
X/X/XX - Please provide the COC that was given to the borrower with X days of CD dated XX/XX/XXXX. Otherwise lender will need to complete a cure package for the updated amount of $XXX ( Cure package will require a PCCD, LOE, Copy of Refund check and Proof of Deliver);
;
X/XX/XX - COC provided is for the increase to the broker fee and discount points from XX/XX/XXXX, however the broker fee increased again on the CD dated X/XX/XXXX with no corresponding COC provided to test that the disclosure was provided within X days of the change date. ; TILA XXXb Cure Required;
Refund in the amount of $XXX;
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.;
The Zero tolerance violation is due to the increase in the Broker Mtg Fee by $XXX on t he XX/XX/XXXX revised CD, and the Appraisal Re-Inspection Fee of $XXX being added on the Initial XX/XX/XXXX CD, and no COC was found in the file explaining the reason for either fee.;
Please provide a Valid COC or Cure Package.	2/1/2024	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	2/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10309	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/26/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10309	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/26/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met	HPML compliant	2/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10309	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/26/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10306	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows, unable to downgrade. File is missing the Right to Receive Appraisal.	HPML compliant	1/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10306	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	C	A	C	A	C	C	D	A	D	C	C	A	C	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10306	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing; The UCDP was not provided.	X.XX.XX - UCDP reports provided; The UCDP was not provided.	1/26/2024	The SSR indicator is Present; exception resolved.	1/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10393	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10393	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10393	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10312	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX.XX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows and met appraisal requirements			HPML compliant	2/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10312	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10312	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10312	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2024	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Documentation Required:
The Service Provider List is missing from the file, therefore unable to test if the title fees should be tested for XX% increases. Please provide missing doc so that TRID review/testing can be completed.	Service provider list provided; Documentation Required:;
															The Service Provider List is missing from the file, therefore unable to test if the title fees should be tested for XX% increases. Please provide missing doc so that TRID review/testing can be completed.	2/15/2024	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	2/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10539	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/20/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10371	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10371	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met	HPML compliant	2/8/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10371	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10371	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
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10419	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/21/2024	Cleared	FCRE1159	Credit	Hazard Insurance Effective Date is after the Note Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Subject property is located in an escrow state. The last HUD-X provided reflects disbursement date of XX.XX.XXXX, which is still prior to the HOI effective date.	Hazard insurance is effective from day of funding which was X/XX/XXXX as can be evidenced by the interest collected date on final settlement stmt.	02/22/2024	; Document Uploaded. HOI effective date is day of funding per SS.	02/23/2024	Original LTV is Below the Guideline Maximum - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10391	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/26/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Batch update Qualifying DTI below max allowed. - Batch update	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10391	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/26/2024	Cleared	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing assets for required cash to close	Bank statements provided with access letter	02/28/2024	Bank statements provided with access letter; Bank statements provided with access letter	02/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Batch update Qualifying DTI below max allowed. - Batch update	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10429	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10429	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/26/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.
														This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	03/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10398	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/16/2024	Cleared	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Escrow documents are missing from file.			Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is Resolved; ; Exempt from Business Purpose.	02/28/2024		B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10534	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/19/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Borrower has stable job time - Batch Update Qualifying DTI below max allowed. - Batch Update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10421	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10372	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/21/2024	Cleared	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXX required: A refund in the amount of $XXXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Lender credit decreased on the CD issued X/X/XXXX without a valid reason.	COC provided	02/29/2024	COC provided	03/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Batch update Borrower has stable job time - Batch update	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10404	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/20/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	03/11/2024	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

																			Qualifying DTI below max allowed. - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10404	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/20/2024	Cleared	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.
 This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	03/11/2024	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

																			Qualifying DTI below max allowed. - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10436	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. No VOR in file	Resident ledger provided showing borrower rental payments.	02/21/2024	Document Uploaded. ; Resident ledger provided showing borrower rental payments.	02/22/2024	Qualifying DTI below max allowed. - Batch update Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10436	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant			HPML compliant	02/19/2024	Qualifying DTI below max allowed. - Batch update Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10436	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements No VOR in file	Resident ledger provided showing borrower rental payments.	02/21/2024	Resident ledger provided showing borrower rental payments.	02/22/2024	Qualifying DTI below max allowed. - Batch update Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10412	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	03/07/2024	Borrower has stable job time - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10412	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	finding-773	Compliance	XXX Threshold Loan Points and Fees Test	This loan failed the threshold loan points and fees test.
 (XXX)
														The total points and fees of the mortgage exceed X% of the total loan amount in the case that the loan amount is $XX,XXX or greater, or $XXX in the case that the loan amount is less than $XX,XXX. There was no evidence of the undiscounted rate to determine if Discount points are Bona Fide.			HPML compliant	02/27/2024	Borrower has stable job time - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10516	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	finding-2502	Compliance	XXX Nonprime Home Loan Test	This loan failed the XXX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX of the full ComplianceAnalyzer report.

														While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML compliant			HPML compliant	03/15/2024	Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10516	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.			HPML compliant	03/15/2024	Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10516	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10430	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10405	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

Qualifying DTI below max allowed. - Batch update

																			Borrower has stable job time - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10405	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

Qualifying DTI below max allowed. - Batch update

																			Borrower has stable job time - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10432	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/15/2024	Cleared	FCRE1258	Credit	Collateral Underwriter Missing	Collateral Underwriter Missing X-X unit property - no CU Score provided.	CU Risk Scores and feedback are not provided on Appraisal Reports Form XXXX	02/20/2024	CU Risk Score is n/a	02/21/2024	Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10432	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/19/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10414	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10403	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/29/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10403	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/29/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10531	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/27/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10531	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/29/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10533	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/19/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Batch Update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10423	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10521	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/12/2024	Cleared	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines. Therefore, downgraded to A			HPML compliant	03/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10521	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/12/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10521	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/12/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines. Therefore, downgraded to A			HPML compliant	03/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10411	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10411	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	03/11/2024	Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10420	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1159	Credit	Hazard Insurance Effective Date is after the Note Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Effective date was changed from original date of X/X/XXXX to X/XX/XXXX no premium was due. Provide previous policy with old lender to show coverage at time of closing.	Document Uploaded. HOI Policy Period X/XX/XXXX - X/XX/XXXX	03/06/2024	Updated HOI provided; exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided; Document Uploaded. HOI Policy Period X/XX/XXXX - X/XX/XXXX	03/11/2024	Original LTV is Below the Guideline Maximum - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10434	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/14/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10540	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/25/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10416	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	03/11/2024	Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10416	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Batch update Original CLTV is Below the Guideline Maximum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10541	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/12/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10538	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10538	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/30/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML compliant	04/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10525	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/13/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10543	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/20/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Batch Update Original LTV is Below the Guideline Maximum - Batch Update Original CLTV is Below the Guideline Maximum - Batch Update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10435	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10435	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	03/11/2024	Borrower has stable job time - Batch update Qualifying FICO is Greater than the Guideline Minimum - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10518	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/13/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is Compliant and allowed per lender guidelines, therefore, downgraded to A.			HPML compliant	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10518	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/14/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10408	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements Missing the second month's bank statement for XXX *XXXX , loan package contains statement ending XX.XX.XX	Document Uploaded. Asset verification rebuttal	03/18/2024	Asset Record X Meets G/L Requirements; Asset Record X Meets G/L Requirements; Additional information provided; exception resolved.; Document Uploaded. Asset verification rebuttal	03/18/2024	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10408	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements Missing second months bank statement for XXX *XXXX, statement ending X.XX.XX in file.	Document Uploaded. Asset verification rebuttal	03/18/2024	Asset Record X Meets G/L Requirements Or Not Applicable; Asset Record X Meets G/L Requirements Or Not Applicable; Additional information provided; exception resolved.; Document Uploaded. Asset verification rebuttal	03/18/2024	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10408	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10408	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/06/2024	Cleared	FCRE3653	Credit	Missing letter of explanation	Borrowers to explain why the final XXXX/loan application shows our subject property as their mailing address. Subject property closed as an investment property. Missing a letter of explanation from the borrower on the X/XX/XX credit inquiries from XXX and XXX. Confirm if there was a new debt open. And if so, what are the terms of that loan.	Document Uploaded. Updated XXXX: Corrected mailing address. And Inquiry Letter. ; Document Uploaded. Inquiry Letter	03/18/2024	LOX and updated XXXX provided; exception resolved. ; Document Uploaded. Updated XXXX: Corrected mailing address. And Inquiry Letter. ; Document Uploaded. Inquiry Letter	03/18/2024	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10527	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/23/2024	Cleared	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower is an inexperienced investor. WE do not have at least a XX month mortgage history documented. We only have X months of payments documented on the loan we are paying off. No recent mortgages are reporting on the credit report. XXX guidelines X.X.X.	Document Uploaded. Hi, per our UW - The borrower is an experienced investor who has owned the subject property since X/XX/XXXX and another investment property (owned free & clear) located XXX since X/X/XXXX. The property profile for XXX. is located in the loan file to support. Additionally, we will not have a full XX-month payment history for the subject property since property was just purchased X/XX/XXXX and per note in the file, the Xst payment was due on X/X/XXXX and a X month payment history was provided.

***Please note: XXX is owned by a different LLC that is owned by the borrower (XXX) and the LLC docs showing borrower ownership is located in the loan file, along with the property profile for XXX., evidencing the property owner is XXX.***	04/03/2024	Additional information provided; exception resolved.; Document Uploaded. Hi, per our UW - The borrower is an experienced investor who has owned the subject property since X/XX/XXXX and another investment property (owned free & clear) located XXX since X/X/XXXX. The property profile for XXX. is located in the loan file to support. Additionally, we will not have a full XX-month payment history for the subject property since property was just purchased X/XX/XXXX and per note in the file, the Xst payment was due on X/X/XXXX and a X month payment history was provided.

																	***Please note: XXX is owned by a different LLC that is owned by the borrower (XXX) and the LLC docs showing borrower ownership is located in the loan file, along with the property profile for XXX., evidencing the property owner is XXX.***	04/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10527	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/23/2024	Cleared	FCRE3638	Credit	Leasehold Agreement Missing	Leasehold agreement does not meet FNMA guidelines in BX-X-XX. The term of the lease must run for a minimum of X years past the maturity date (lease ends XX/XX/XXXX.) It's also missing the requirement for the borrower to pay taxes, insurance and HOA dues, it's missing provisions to protect the mortgagee's interest in the event of a property condemnation, and must provide lenders with the right to receive XX days notice of any default by the borrower and the option to cure the default or take over the borrower's rights under the lease. Leasehold Agreement Missing	Document Uploaded. Hi, per our UW - The this Lease is on pages XXX of our package.; Hi, per our UW - The leasehold was reviewed and approved by management on X/XX/XXXX with these notes:
A)Lease created XX/XX/XXXX (XXX)for two lots , including the subject property at XXX
B)Prior lease from XXX  XX/XX/XXXX (less than XXX month prior) and same day from XXX conveying a reversionary interest
C) XXX year lease (expires XXXX) for $XXX per year, semi annual payments XX/XX/XXXX
D)Standard XX day possession; X month reversion for arrearages
E)Renewable for $X , same terms , additional XX years and "...from time to time forever"
F)Deed of ground rent from XXX to XXX XX/XX/XXXX (rights to ground rents sold)	04/03/2024	Leasehold provided; exception resolved; Document Uploaded. Hi, per our UW - The this Lease is on pages XXX-XXX of our package.; Lease agreement not provided, please provide for review; exception remains.; Hi, per our UW - The leasehold was reviewed and approved by management on XX/XX/XXXX with these notes:
A)Lease created XX/XX/XXXX (XXX)for two lots , including the subject property at XXX
B)Prior lease from XXX  XX/XX/XXXX (less than XXX month prior) and same day from XXX conveying a reversionary interest
C) XX year lease (expires XXX) for $XXX per year, semi annual payments XX/XX/XXXX
D)Standard XX day possession; X month reversion for arrearages
E)Renewable for $X , same terms , additional XX years and "...from time to time forever"
																	F)Deed of ground rent from XXX XX/XX/XXXX (rights to ground rents sold)	04/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10527	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/22/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10545	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/21/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10524	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/14/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10520	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/01/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10520	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/01/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML compliant	04/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10549	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/26/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10550	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/28/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10550	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10551	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/29/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10552	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/28/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10552	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10554	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/21/2024	Cleared	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing Housing History	Borrower owns current residence free and clear. Please waive.	03/25/2024	Additional information provided; exception resolved.; Borrower owns current residence free and clear. Please waive.	03/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10554	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/20/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	03/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10555	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/25/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10555	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/26/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10560	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10560	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10563	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/20/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10563	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/21/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10564	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/20/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10564	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/20/2024	Cleared	FCRE6843	Credit	Asset General	Missing Gift Letter from XXX	Document Uploaded.	03/25/2024	Gift letter provided; exception resolved.; Document Uploaded.	03/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10567	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/27/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10385	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/08/2024	Cleared	1422626	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	TPV provided	02/19/2024	TPV provided	02/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10365	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/09/2024	Cleared	1426476	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10376	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/15/2024	Cleared	1438215	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10376	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/15/2024	Cleared	1438631	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/14/2024	Cleared	1434073	Credit	Borrower 1 Personal Bank Statements Missing	Borrower X Personal Bank Statements Missing	XXX bank statement provided.	02/15/2024	October bank statement provided. Borrower X Personal Bank Statements Missing	02/16/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420535	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML compliant		Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420536	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( XX CFR §XXXX.XX(a)(X)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds X percent of the total loan amount of $XXX.XX; or The loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of X percent of the total loan amount of $XXX.XX or $X,XXX.XX. Documentation Required: Missing undiscounted rate from the file to test for bon-a-fide points and fees testing	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420537	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( XX CFR §XXXX.XX(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by XX CFR §XXXX.XX at least three business days prior to the consummation or account opening of a high-cost mortgage; or The High-Cost Mortgage Disclosure Date was not provided; or Neither the consummation date nor the closing date was provided. Documentation Required: Missing undiscounted rate from the file to test for bon-a-fide points and fees testing	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420538	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (XX CFR §XXXX.XX(a)(X)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by XX CFR §XXXX.XX; or The loan is a XXXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by XX CFR §XXXX.XX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; or The High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date. Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the XXX or, if permitted by the XXX, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(X) must occur after:(A) The consumer receives either the disclosure required by section X(c) of the Real Estate Settlement Procedures Act of XXXX (XX U.S.C. XXXX(c)) or the disclosures required by §XXXX.XX; or(B) The consumer receives the disclosures required by §XXXX.XX(c), for transactions in which neither of the disclosures listed in (A) are provided. Documentation Required: Missing undiscounted rate from the file to test for bon-a-fide points and fees testing	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420540	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( XX CFR §XXXX.XX(a)(X)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due; or A value for the late charges amount was not provided. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. Documentation Required: Missing undiscounted rate from the file to test for bon-a-fide points and fees testing	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10386	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/07/2024	Cleared	1420543	Compliance	XXX High-Cost Home Loan Credit Transaction Points and Fees Threshold Test	This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (XXX Sec. XXX.XXX (X)(E))The date creditor received application is before XX/XX/XXXX; and The total points and fees payable by the consumer at or before loan closing is $XXX, which exceeds the greater of X percent of the "total loan amount" (as defined in the official commentary to paragraph XX(a)(X)(ii)), or $XXX.XX.The date creditor received application is on or after XX/XX/XXXX; and The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds X percent of the total loan amount of $XXX.XX; or The loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of X percent of the total loan amount of $XXX.XX or $X,XXX.XX. Documentation Required: Missing undiscounted rate from the file to test for bon-a-fide points and fees testing	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Undiscounted rate provided Undiscounted rate provided	02/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10378	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	02/09/2024	Cleared	1426808	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10377	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/20/2024	Cleared	1445204	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10374	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2024	Cleared	1438629	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10374	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	Cleared	1432308	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	HPML compliant	02/13/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10544	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	03/20/2024	Cleared	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The borrowers own two additional investment properties. The file is missing evidence of the premiums for hazard insurance and possible HOA fees on both properties.	HOA and property related expenses provided	04/26/2024	Condition resolved.	04/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM1206	Credit	The Note is Missing	The Note is Missing The Note is Missing	Document Uploaded.	04/03/2024	The Note is Present; The Note is Present	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM1477	Compliance	Missing evidence of rate lock	Evidence of Rate Lock Missing Evidence of Rate Lock Missing	Document Uploaded.	04/03/2024	Evidence of Rate Lock Provided; Evidence of Rate Lock Provided;	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Initial Escrow Account Disclosure is Missing	Document Uploaded.	04/03/2024	Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is Resolved	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	B	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing	Document Uploaded.	04/03/2024	The Deed of Trust is Present; exception resolved.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Cleared	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing	Document Uploaded.	04/03/2024	The PUD Rider is Present or is Not Applicable (Property Type is PUD); PUD Rider provided; exception resolved.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	FCOM1232	Credit	The Final 1003 is Missing	The Final XXXX is Missing	Document Uploaded.	04/03/2024	The Final XXXX is Present; exception resolved.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	FCRE9549	Credit	Missing Credit Report Supplement	Letter from borrower states he has a new account from XXX and he supplied statement Missing from file. Assumed Payment was $XX as that was what the liabilities were off so added to liabilities.	Document Uploaded.	04/09/2024	LOX and statement provided from borrower; exception resolved.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10561	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2024	Acknowledged	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX HOI valid at the time of review.	Policy active at time of review	03/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	B	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10566	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/31/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	03/31/2024	Qualifying DTI below max allowed. - No credit findings. No property findings. Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10566	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/31/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - No credit findings. No property findings. Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10566	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/31/2024	Acknowledged	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing IEADS is missing from the loan file.	Document Uploaded. ; Document Uploaded.	04/02/2024	The document provided is not sufficient to resolve the exception. An "initial escrow disclosure statement" is required to be provided to the borrower at or within XX days of consummation.	04/02/2024	Qualifying DTI below max allowed. - No credit findings. No property findings. Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
10529	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/26/2024	Cleared	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required. Refund in the amount of $X,XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery, or a Valid COC. Loan points increased from initial locked LE dated X/XX/XXXX from X.XX% - $XXX to X.XX% - $XXX on final CD dated X/XX/XXXX. No valid COC or evidence of credit or reimbursement to borrower.	Document Uploaded. ; Document Uploaded.	04/02/2024	Document provided, exception resolved	04/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10529	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/27/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10522	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements Guidelines require gift funds to be documented with gift letter, proof of funds and evidence of receipt. Lender provided gift letter and receipt of funds via wire sent to title company. Missing evidence of donor's funds.	Gift Letter and Proof of Funds transfer provided.	04/08/2024	Asset Record X Meets G/L Requirements Or Not Applicable; Gift Letter and proof of funds transfer provided; exception resolved.	04/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10522	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines require transcripts due to personal tax return provided for XXXX.	Tax transcripts provided	04/08/2024	Tax transcripts provided; exception resolved.	04/08/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10407	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/17/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/19/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10407	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/17/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10807	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/20/2024	Cleared	FCRE6854	Credit	Title reports unpaid liens	Provide the final title report to verify exceptions have been cleared. GL XX.XX	XX/XX/XXXX - audit verified liens were paid off on PCCD; XX/XX/XXXX - Uploading demands for the title items (XXX each combined into a single payoff per the state demand and attorney email and payoff letter). All items paid per the Post Close CD.	05/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10807	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/20/2024	Cleared	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired The appraisal was completed on XX/XX/XXXX for XXX. Provide evidence of transfer to XXX with XXX in place. The Updated Report in the file, dated XX/XX/XXXX, shows the client is XXX, but is not marked improvement completed.	Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist; XX/XX/XXXX client submitted XXX showing XXX detector installed. Dated XX/XX/XXXX.	05/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10807	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	05/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10807	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2024	Cleared	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	05/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10685	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Provide a copy of the lease for XXX. Per Lender GLs-Document rental pay history with bank statements and a copy of the lease.			XX/XX/XXXX - Ok per XXX to take payment history as-is under Sec X.XX, comp factors, XXX FICO, no negative credit at all, significant reserves after closing, S/E X+ years.	06/05/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10685	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10685	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX NP Ratesheet & Matrix XXX reflects the minimum FICO of XXX for P & L programs. An approved exception to allow for FICO of XXX is in file; however, no compensating factors are noted.			XX/XX/XXXX - XXX - Approved for P&L at XXX. Comp factors, XX% LTV, borr has owned property for X+ years and lived there for XX+ years, borr S/E XX+ years, subject ion CX condition	06/05/2024	Borrower has stable job time - Borrower has XX.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				05/23/2024	Borrower has stable job time - Borrower has XX.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/23/2024	Borrower has stable job time - Borrower has XX.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10669	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/22/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				05/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10669	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10669	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2024	Cleared	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide Final title policy showing the X tax liens from the preliminary title have been paid and removed.	Documentaton provided.	6/11/2024	Exception resolved	06/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The guidelines require the borrower to have a minimum allowable ownership of XX% of business ownership. The CPA letter states the borrower is a contracted employee for XXX. An exception would be required to use the income for qualification.	XX/XX/XXXX - XXX Lending treats contractors as XXX% S/E business owners comp factors, XX% LTV, significant reserves after closing, S/E as a contractor for X+ years, borr has owned property for XX+ years.	06/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/23/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	05/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10754	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/30/2024	Cleared	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10754	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/30/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10754	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Guideline section X.XX Purchase/Sales Contract states a purchase money transaction must include a fully executed agreement of sale and counteroffer (if applicable). The file only contains page XX of XX of the sales contract. Pages X-XX of the sales contract are required along with all addendums and counteroffers.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10754	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/04/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/04/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Batch Resolve, HPML Compliant	06/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10676	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of X% exceeds the lender guidelines tolerance for payment shock. Payment shock of three times current rent ($XXX) exceeded, for XXX, with a subject PITIA of $XXX (XXX shock). An exception was noted on Loan Approval Worksheet and Loan Pricer but not provided. Per Lender GL Section X.XX - XXX: XXX will consider loans for XXX provided they do not have a payment shock greater than three times that of their current rental payment.	Client acknowledges as downgrade X/B grade. No resolution required.	06/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10676	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Batch Resolve, HPML Compliant	HPML Compliant Loan	06/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10676	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10735	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10735	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/05/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10735	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10710	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10710	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10710	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10716	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM9469	Credit	Missing required ARM Rider	Deed of Trust is Missing Adjustable Rate Rider and Note Type is ARM There is no ARM rider in file. Guidelines require the Deed of Trust or Mortgage to have all required riders. Since the loan is an ARM, an ARM rider is required.			; XX/XX/XXXX - all ARM information is provided on the Note. We do not need the ARM rider; XX/XX/XXXX - all ARM information is provided on the Note. We do not need the ARM rider; There is no ARM rider in file. Guidelines require the Deed of Trust or Mortgage to have all required riders. Since the loan is an ARM, an ARM rider is required.;	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10716	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM1229	Credit	1-4 Family Rider is Missing	X-X Family Rider is Missing The X-X Family Rider is not in file. Guideline section X.XX Investment Property (Non-Owner Occupied) states all borrowers purchasing or refinancing a one-to-four family investment property must execute a one-to-four family rider. The X-X Family Rider is required.	; XX/XX/XXXX - audit verified correct mtg in file to use vs a rider. condition cleared. XX/XX/XXXX - client - For vast majority of XXX mortgage packages (as in these two) we have the assignment of rents addressed in the DOT in section C as noted below; ; XX/XX/XXXX - audit verified correct mtg in file to use vs a rider. condition cleared.
																	XX/XX/XXXX - client - For vast majority of XXX mortgage packages (as in these two) we have the assignment of rents addressed in the DOT in section C as noted below; The X-X Family Rider is not in file. Guideline section X.XX Investment Property (Non-Owner Occupied) states all borrowers purchasing or refinancing a one-to-four family investment property must execute a one-to-four family rider. The X-X Family Rider is required.	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10716	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10716	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10717	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM1229	Credit	1-4 Family Rider is Missing	X-X Family Rider is Missing The X-X Family Rider is not in the file. Guideline section X.XX Investment Property (Non-Owner Occupied) states all borrowers purchasing or refinancing a one-to-four family investment property must execute a One-to-Four Family Rider with loan documents. The X-X Family Rider is required.	; XX/XX/XXXX - audit verified correct mtg in file to use vs a rider. condition cleared. XX/XX/XXXX - client - For vast majority of XXX mortgage packages (as in these two) we have the assignment of rents addressed in the DOT in section C as noted below; ; XX/XX/XXXX - audit verified correct mtg in file to use vs a rider. condition cleared.
																	XX/XX/XXXX - client - For vast majority of XXX mortgage packages (as in these two) we have the assignment of rents addressed in the DOT in section C as noted below; The X-X Family Rider is not in the file. Guideline section X.XX Investment Property (Non-Owner Occupied) states all borrowers purchasing or refinancing a one-to-four family investment property must execute a One-to-Four Family Rider with loan documents. The X-X Family Rider is required.	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10717	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM9469	Credit	Missing required ARM Rider	Deed of Trust is Missing Adjustable Rate Rider and Note Type is ARM The ARM rider is not in file. Guidelines state the Deed of Trust or Mortgage is required with all riders. The note is an ARM and therefore the ARM rider is required.			XX/XX/XXXX - all ARM information is provided on the Note. We do not need the ARM rider; ; XX/XX/XXXX - all ARM information is provided on the Note. We do not need the ARM rider; The ARM rider is not in file. Guidelines state the Deed of Trust or Mortgage is required with all riders. The note is an ARM and therefore the ARM rider is required.	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10717	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10717	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10772	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/10/2024	Cleared	FCRE2515	Credit	Credit history does not meet guidelines	; Xnd level Review - LTV XX%, Assets do not required additional verification. support amounted used listed on Final XXXX, supported by document from spouse that it is paid.	06/21/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10772	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/10/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10772	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/10/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/10/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/10/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/10/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10791	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/10/2024	Cleared	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Documentation provided: initial CD was not provided at least X business days prior to closing			Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	06/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10791	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10791	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	06/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. Missing Initial CD for Testing.; Provide CD dated at least X days prior to consummation.	Initial CD dated X/XX/XXXX provided; Exception resolved; Initial CD dated X/XX/XXXX provided; Exception resolved	06/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	06/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	06/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10758	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Missing HOA Cert. Conditional Loan Approval condition #XXXX was not met.	HOA Questionnaire Provided. XX/XX/XXXX - client submitted HOA Cert, condition cleared	06/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10758	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/11/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10758	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10742	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The sales contract and addendum X are in file; however, addendum X is not in file. Guideline section X.XX Purchase/Sales Contract states a purchase money transaction must include a fully executed agreement of sale and counteroffer. Addendums to the contract are also required.	Client acknowledges as downgrade X/B grade. No resolution required.	06/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10742	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10742	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10683	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10683	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10683	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10677	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Missing Initial CD from file to completed TRID testing This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	Initial CD provided; exception resolved; Initial CD provided; exception resolved	06/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10677	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10677	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10804	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10804	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/15/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10804	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/17/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10694	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10694	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10694	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10815	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10815	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10815	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10723	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/20/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10723	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10723	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10700	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	06/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10700	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10700	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10798	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	06/21/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10798	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10798	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10796	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/30/2024	Cleared	FCRE1157	Credit	Hazard Insurance Policy is Missing	Guideline section XX.XX Hazard Insurance states seller must provide XXX with an acceptable hazard insurance policy for the mortgage property where the Insured's Name and the Property Address must be identical to that shown on the Deed of Trust/Mortgage. Documentation is in file to verify the hazard insurance premium; however, the actual policy is not in file. Missing Hazard Insurance Policy			Hazard Insurance Policy is fully present. XX/XX/XXXX - client submitted missing HOI policy for review, condition cleared; Hazard Insurance Policy is fully present. XX/XX/XXXX - client submitted missing HOI policy for review, condition cleared; Guideline section XX.XX Hazard Insurance states seller must provide XXX with an acceptable hazard insurance policy for the mortgage property where the Insured's Name and the Property Address must be identical to that shown on the Deed of Trust/Mortgage. Documentation is in file to verify the hazard insurance premium; however, the actual policy is not in file.	06/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10796	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/30/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10796	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/30/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower X Credit Report is Missing. Guideline section X.X Credit Report Requirements states XXX requires a three-bureau in-file report for each individual loan applicant obligated for repayment of the loan. BX has a credit report in file; however, BX does not have a credit report in file.			Borrower X Credit Report is not missing. XX/XX/XXXX - condition cleared, no credit issues on report.; Borrower X Credit Report is not missing. XX/XX/XXXX - condition cleared, no credit issues on report.; Borrower X Credit Report is not missing. XX/XX/XXXX - condition cleared, no credit issues on report.; Borrower X Credit Report is not missing. XX/XX/XXXX - condition cleared, no credit issues on report.; Borrower X Credit Report is not missing. XX/XX/XXXX - condition cleared, no credit issues on report.; Guideline section X.X Credit Report Requirements states XXX requires a three-bureau in-file report for each individual loan applicant obligated for repayment of the loan. BX has a credit report in file; however, BX does not have a credit report in file.	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record X Does Not Meet G/L Requirements Guideline section X.X Gift Funds states evidence (a) that the gift funds have been transferred from the donor's account to the borrower and (b) that the gift funds came from an acceptable source, must be documented in the file. The gift letter is in file stating the gift was transferred X/XX/XXXX; however, documentation is not in file to verify the funds were transferred to the borrower and were from an acceptable source.	Asset Record X Meets G/L Requirements Or Not Applicable; XX/XX/XXXX - Uploading picture of ledger showing the deposit of the $XXK gift letter.
XX/XX/XXXX - audit verified gift funds; XX/XX/XXXX - Bank statements uploaded don't reflect XXk gift funds. No other gift fund documents uploaded for review. Client to submit proof of gift funds.
																	XX/XX/XXXX - client uploading proof of gift receipt; Guideline section X.X Gift Funds states evidence (a) that the gift funds have been transferred from the donor's account to the borrower and (b) that the gift funds came from an acceptable source, must be documented in the file. The gift letter is in file stating the gift was transferred X/XX/XXXX; however, documentation is not in file to verify the funds were transferred to the borrower and were from an acceptable source.	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; XX/XX/XXXX - audit verified full XX months, condition cleared. ; XX/XX/XXXX - Audit verified XX months of rent payments. File is missing XX/XX/XXXX. Please upload XX/XX/XXXX bank statement for review.
																	XX/XX/XXXX - client Uploading XX months bank statements with the Chase payment taken out along with the HOA as indicated in the lease agreement and LOE. Borrower does have a full payment history.; Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%; XX/XX/XXXX - audit verified full XX months, condition cleared. ; XX/XX/XXXX - Audit verified XX months of rent payments. File is missing XX/XX/XXXX. Please upload XX/XX/XXXX bank statement for review.
																	XX/XX/XXXX - client Uploading XX months bank statements with the XXX payment taken out along with the HOA as indicated in the lease agreement and LOE. Borrower does have a full payment history.; Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	Audited LTV of XX% is less than or equal to Guideline LTV of XX%; XX/XX/XXXX - audit verified full XX months, condition cleared. ; XX/XX/XXXX - Audit verified XX months of rent payments. File is missing XX/XX/XXXX. Please upload XX/XX/XXXX bank statement for review.
																	XX/XX/XXXX - client Uploading XX months bank statements with the XXX payment taken out along with the HOA as indicated in the lease agreement and LOE. Borrower does have a full payment history.; Section X.XX First Time Home Buyer states if an XXX, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to XX% maximum LTV. The audit LTV/CLTV/HCLTV exceeds XX% at XX%.	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE1438	Credit	ATR Risk	ATR Risk			ATR Risk Resolved; ATR Risk Resolved; ATR Risk Resolved	06/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/30/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FCRE5809	Credit	Missing evidence of self employment	Guideline section Twelve or Twenty-Four Month Bank Statement Program states an LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis. BX does not have this documentation in file for JR Transportation Services Inc.			XX/XX/XXXX - condition cleared, SE questionnaire received for the file.	06/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10722	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/04/2024	Cleared	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The Dwelling Covered address is incorrect. The HOI declaration page reflects the borrower's primary residence and not the subject.			Hazard Insurance Policy is fully present. XX/XX/XXXX - Updated HOI policy received, condition cleared.	06/18/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/04/2024	Cleared	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate.			Flood Certificate is fully present. XX/XX/XXXX - Flood zone X, condition cleared.	06/18/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/04/2024	Cleared	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing Rent Loss coverage on the HOI declaration page. Per GL Section XX.XX (C): Policy must include coverage of at least six months rental losses. At minimum, coverage should be lessor of (a) PITIA or (b) rent received/scheduled.			Rent Loss Coverage Present. XX/XX/XXXX - Rent loss XXk on HOI is , sufficient for file.	06/18/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/04/2024	Cleared	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing Photo Identification and Social Security Card. Per GL Section X.X: For each applicant, a copy of at least one government issued picture identification and a copy of Social Security Card.			Borrower X Citizenship Documentation Provided or Not Required	06/18/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/04/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			No Property Findings	06/04/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10774	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/03/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			No Compliance Findings	06/04/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX The audit FICO is XXX. The XXX Ratesheet & Matrix XXX reflects a minimum FICO requirement of XXX for rural properties.			XX/XX/XXXX - Lender exception - Borrower fico is lower than LTV for XX%, exception for XX% LTV, borrower will have multiple loans and LTV on other loan is XX%, DTI is low. Comp factors, XX% down payment, owned previous residence free and clear, S/E X.X years, subject in CX condition with recent updating	06/26/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/13/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			No findings	06/13/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XX% exceeds Guideline LTV of XX% Audited LTV is XX%. XXX XXX reflects a maximum CLTV of XXX% for the purchase of a primary with minimum FICO of XXX. An approved exception is in file to allow the CLTV to XX%. Three compensating factors- borrower paying off majority of revolving debt outside of closing, strong income, and low DTI.					Borrower has stable job time - Borrower has X.X years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% Audited HCLTV is XX%. XXX XXX reflects a maximum CLTV of XX% for the purchase of a primary with minimum FICO of XXX. An approved exception is in file to allow the CLTV to XX%. Three compensating factors- borrower paying off majority of revolving debt outside of closing, strong income, and low DTI.					Borrower has stable job time - Borrower has X.X years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10738	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% Audited CLTV is XX%. XXX XXX reflects a maximum CLTV of XX% for the purchase of a primary with minimum FICO of XXX. An approved exception is in file to allow the CLTV to XX%. Three compensating factors- borrower paying off majority of revolving debt outside of closing, strong income, and low DTI.					Borrower has stable job time - Borrower has X.X years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10684	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audit DTI of XX.XX% is due to the inclusion of the child support payment. XXX XXX reflects the maximum DTI is XX%.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX.XX%; XX/XX/XXXX - audit verified discover card is paid by business, AMEX paid off at closing. These X accounts were still in the DTI at UW stage. File updated, final DTI is XX.XX%.
XX/XX/XXXX - Lender Rebuttal - The ULAW reflects credit accounts of $XXX and when the $XXX showing in the XXX Sec XD is added, we get the total obligation of $XXX. System limitation only accounts for the support on the XXX and not line item on the ULAW but the figure is included in the total obligation calculation.	06/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10684	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	No findings	06/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10684	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No findings	06/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10795	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2024	Cleared	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists The settlement agent, appraiser, sellers and title company were not checked with Exclusionary lists, provide updated Fraud report with all parties checked.	All Interested Parties Checked against Exclusionary Lists. XX/XX/XXXX - final fraud report provided showing all participants cleared. Condition cleared.	06/27/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10795	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Cleared	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The Real Estate Owned section of the Fraud report lists XXX, a property owned by the borrower. Provide a property report, taxes, insurance and mortgage statement (if applicable), add the property to the XXX, and include the monthly payment in debt ratio. Per Lender Guidelines X.X Borrower Debts and Liabilities -The borrower's debts and liabilities include all revolving charge accounts, installment loans, real estate loans, negative income from rental properties, stock pledges, alimony, child support, and all other debts of a continuing nature. Verification is required for any other liability not reflected on the credit report.	XX/XX/XXXX - client submitted site x showing address doesn’t exist, not the borrowers. Condition cleared.	06/27/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10795	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	No findings	06/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10795	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No findings	06/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2024	Cleared	FCRE5809	Credit	Missing evidence of self employment	The file contains a letter from the CPA to verify the borrowers self employment. Verification of the CPA's license from municipal, state or federal licensing boards or proof of their business' existence is required. Guidelines X.XX IX- Acceptable Evidence of Self-Employed Business.	XX/XX/XXXX - client provided proof of CPA business, condition cleared.	06/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	No findings	06/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No findings	06/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The housing history is not able to be determined. There is an approved exception in file to waive the requirement for housing history. No compensating factors are noted. Lender to provide ULAW with a minimum of X compensating factors. Guideline section X.XX Absence of mortgage/rental history states in the absence of a mortgage/rental rating covering the last twelve months, the loan will be considered on a case-by-case basis.			XX/XX/XXXX - Lender exception - Spoke with XXX, provided proof of rent history, however, documentation is convoluted. Cash payments are somewhat inconsistent. We are doing a GOE transaction and borrowers have lived in subject property for X years. This is a full doc loan, and borrowers, even though they have a lot of credit cards are carrying low balances. Okay to waive requirement for housing history with XXX to price. Comp factors (also for pay history), XX% LTV, XXX FICO, S/E for X and XX years respectively, subject in CX very well maintained condition with recent updating	06/27/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Acknowledged	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X has the XXX and Schedule C in file. The signed XXX and Schedule C is required for borrower X or any one of items X-X. Guideline section IX. Acceptable Evidence of Self-Employed Business states one item from the following list may be used for verification of a current and active business: X. Copy of business license covering the current business year as of the date of the application. X. Copy of the Articles of Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date. X. Tax Preparer's Letter X. Two years of business tax returns in the form of XXX, or XXX and corresponding Schedule KX. X. Two years of business tax returns in the form of XXX and corresponding Schedule C.			XX/XX/XXXX - Ok per XXX to take just a single years signed tax returns for proof of S/E to match the updated single year income option. Comp factors (also for pay history), XX% LTV, XXX FICO, S/E for X and XX years respectively, subject in CX very well maintained condition with recent updating	06/27/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/17/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			No findings	06/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10698	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/25/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10698	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Missing Proof Initial CD was received by borrower at least X days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.			Initial signed CD provided; Exception resolved; Initial signed CD provided; Exception resolved	06/25/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10698	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			No Findings	06/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10698	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			No Findings	06/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test	Documentation Required:
Initial Application dated XX/XX/XXXX
Written List of Service Providers dated XX/XX/XXXX
														Missing Written List of Service Providers that is dated within X days of initial application This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).			Non-material	06/13/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of X% exceeds the lender guidelines tolerance for payment shock. Payment shock of three times current housing expense was exceeded at X.XX%. Current rent $XXX, Subject PITI $X,XXX.XX. Per Lender GL Section X.XX - XXX: XXX will consider loans for XXX provided they don't have a payment shock of greater than three times that of their current rental payment.			Client acknowledges as downgrade X/B grade. No resolution required.	06/13/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/13/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			No findings	06/13/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2024	Cleared	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing XX/XX/XXXX bank statement for XXX #XXX for a complete XXX months.	07/01/2024 - Client submitted missing XXXX BS for income review.
																	07/01/2024 - Audit review, no income changes. Condition cleared.; Income and Employment Meet Guidelines; Income and Employment Meet Guidelines	07/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Documentation Required:
Initial Application dated XX/XX/XXXX
Initial Loan Estimate dated XX/XX/XXXX
														Missing Initial Loan Estimate that is dated within X days of initial application This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.			Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement; Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement	07/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Unable to complete TRID tolerance testing due to missing Initial LE dated within X days of application dated XX/XX/XXXX This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).			Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement; Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement	07/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	Documentation Required:
Initial Application dated XX/XX/XXXX
Homeownership Counseling Organizations Disclosure dated XX/XX/XXXX
														Missing Homeownership Counseling Organizations Disclosure that is dated within X days of initial application This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.			Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement; Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement	07/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	B	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10706	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2024	Cleared	finding-3634	Compliance	Charges That Cannot Increase Test	Unable to complete TRID tolerance testing due to missing Initial LE dated within X days of application dated XX/XX/XXXX This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).			Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement; Emails provided confirm loan was withdrawn and then reinstated, disclosures sent out within 3 business days of reinstatement	07/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
10675	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. Excessive acreage for subject property. XX.XX Acres exceeds XX Acre max. Lender exception in file - Ok, per XXX, for XX.XX acres due to small difference from XXX acre max; however, missing a minimum of two compensating factors prior to DD Firm acknowledging. Per Lender GL - Section XX.X - Site Area maximum Acreage: XXX will purchase loans secured by properties that are located on lot sizes up to twenty-five (XX) acres.			XX/XX/XXXX - Lender exception - Per XXX, ok to proceed at par with property acreage of XXX. No rate or fee adjustment. Comp factors, XXX FICO, XX% DTI, S/E XX+ years, subject in CX condition	06/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10675	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/18/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			No Findings	06/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10675	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			No Findings	06/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10756	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	No findings	06/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10756	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	No findings	06/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10756	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX a disaster area (XXX), on XX/XX/XXXX, the appraisal is dated XX/XX/XXXX.	07/01/2024 - PDI received, no damage noted by inspector. Condition cleared.; Property Inspection Provided.	7/1/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10673	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. Lender allowed for $XXX escrow holdback and $XXX reinspection fee. Lender to provide manager exception with X compensating factors for escrow holdback. Per Lender GL's Structural Deferred Maintenance - Structural items are not covered in the cosmetic rule. Structural items can be roofing, internal plumbing, electrical, or anything that affects the "bone structure" of the house. Items like termite damage, wood rot, roof leaks, broken windows, door damage, gross ceiling or wall damage, unstable or non-level floors, foundation problems, basement leaks, or major exterior wall problems are further examples of structural deferred maintenance.
Properties with structural damage will not be acceptable unless repaired. Structural concerns require a satisfactory structural report. The repair items must be corrected and a Satisfactory Certificate of Completion (FNMA Form XXX) including photos of the repaired items prior to closing is required. In the event work is completed by a third-party contractor, appropriately licensed to
complete the work required, XXX may consider a signed statement of work and pictures showing the completed work to document the satisfaction. The file should document the contractor is paid for said work or can pay through the Closing.	XX/XX/XXXX - Lender exception - Ok per XXX for escrow holdback on this property, comp factors, primary residence, XXX FICO, borr on the job for XX+ years, borr has $XM+ in reserves after closing	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10673	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10673	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2024	Cleared	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Resolved	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
10805	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The verification of rent is for XX/XX/XXXX through XX/XX/XXXX. Provide housing pay-history for XX/XX/XXXX through XX/XX/XXXX with XXX or an explanation with a copy of the terms of the lien to verify no monthly mortgage payment. Per the Lender Guidelines - Determining Mortgage/ Rental rating - The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last twelve (XX) months. All reported mortgages on credit should be considered. In the event the Applicant has mortgages that are not reported, file should otherwise contain documentation to evaluate history on: The Applicant’s primary residence; Any and all of Applicants’ secondary residence; and The Subject property. File should also document the above property plus all other properties owned by the Applicant with a public record search (i.e.: XXX or similar product) to establish there is not foreclosure action.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. XX/XX/XXXX - XXX rebuttal - Uploading LOE from borrower and builder who is also brother-in-law advising that this was a handshake deal with the loan being a balloon with no payments due until payoff. XXX Lending treats a balloon similar to a rent free scenario where no payments are due on a monthly basis; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. XX/XX/XXXX - XXX rebuttal - Uploading LOE from borrower and builder who is also brother-in-law advising that this was a handshake deal with the loan being a balloon with no payments due until payoff. XXX Lending treats a balloon similar to a rent free scenario where no payments are due on a monthly basis	06/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10805	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The XXX in the file and the credit report show two open revolving accounts with monthly payments: XXX $XXX/mo and XXX $XXX/mo. The Lender did not include the payments in the DTI and these debts were not paid off on the final CD. Provide documentation to support the omission of each debt. Per Lender Guideline's - Debt-to-Income: The Debt-to-Income ratio represents the ratio of the applicant’s stable monthly income to the total monthly-debt-payment.	XX/XX/XXXX - Uploading credit supplement showing both accounts with a $X balance; Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%	06/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10805	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCRE1438	Credit	ATR Risk	ATR Risk DTI exceeds lender max of XXX%. XXX $XXX/mo and XXX $XXX/mo omitted from DTI.	ATR Risk Resolved; XX/XX/XXXX - Uploading credit supplement showing both accounts with a $X balance; ATR Risk Resolved; ATR Risk Resolved	06/28/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10805	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	06/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10805	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2024	Cleared	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved	06/21/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A